SUPPLEMENT DATED OCTOBER 5, 2009
                      TO THE PROSPECTUS DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


FOR THE JNL/CREDIT SUISSE COMMODITY SECURITIES FUND, PLEASE DELETE THE FIRST AND SECOND PARAGRAPHS OF THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" AND REPLACE IT WITH THE FOLLOWING:

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities. The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector. The Fund may invest in companies that obtain the majority of their revenues by financing the foregoing activities. To meet its objective, the Fund may also invest in natural resources commodities-related instruments, including, but not limited to: oil; gas; agricultural products; industrial metals; and precious metals. To gain portfolio exposure to commodities, the Fund may invest in securities or derivatives that provide exposure to commodities. These investments may include commodity-linked derivative instruments, commodity-linked structured notes, futures, forwards, and options. The Fund may hold a portion of its portfolio in fixed-income securities. The Fund may not invest directly in commodities.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio. One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the "Natural Resources Portfolio." The other portfolio will focus on investments in commodity instruments; the "Commodities Portfolio."




This Supplement is dated October 5, 2009.

(To be used with JMV2731 09/09.)

                                                                   JMV4146 10/09

                        SUPPLEMENT DATED OCTOBER 5, 2009
                      TO THE PROSPECTUS DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


FOR THE JNL/FRANKLIN TEMPLETON INCOME FUND, PLEASE ADD THE FOLLOWING BULLETS TO THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT":

o Alex W. Peters, CFA (VICE PRESIDENT) has been a manager of the Fund since October 2009. Mr. Peters specializes in research analysis of the commercial real estate industry and analyzes debt and equity investments for the Core/Hybrid team. Mr. Peters has a bachelor's degree from University of Washington and an M.B.A from University of San Francisco.

o Matt Quinlan (Research Analyst) has been a manager of the Fund since October 2009. Prior to joining Franklin Templeton in 2005, Mr. Quinlan worked in investment banking at Citigroup where he covered the retail and consumer products industries. Mr. Quinlin earned his B.A. in history from UCLA and an M.B.A. in finance and strategy from The Anderson School at UCLA.




This Supplement is dated October 5, 2009.

(To be used with JMV2731 09/09, VC4224 04/09, VC5869 04/09, VC5890 04/09, VC5995
04/09,  VC3723 04/09,  VC5825 04/09,  VC5884 04/09,  VC5885 04/09, VC3656 04/09,
VC5526 04/09,  VC3657 04/09,  FVC4224FT  04/09,  NV4224 04/09,  NV3174CE  04/09,
NV5526 04/09,  NV3784 04/09,  NV5869 04/09,  NV5890 04/09,  NV5825 04/09,  HR105
04/09 and VC2440 04/09.)

                                                                   CMX4336 10/09

                        SUPPLEMENT DATED OCTOBER 5, 2009
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


ON PAGE 78, PLEASE ADD THE FOLLOWING TABLES TO THE SECTION ENTITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST AS OF DECEMBER 31, 2008" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

                                                                                  Number Of                     Total
Alex W. Peters, CFA                                                                ACCOUNTS                 ASSETS ($MIL)
                                                                                   --------                 -------------
registered investment companies: .......................                              1                        $523.5
                                                                            -----------------------    ------------------------
                                                                            -----------------------    ------------------------
other pooled investment vehicles:.......................                              0                          $0
                                                                            -----------------------    ------------------------
                                                                            -----------------------    ------------------------
other accounts:.........................................                              0                          $0
                                                                            -----------------------    ------------------------

Matt Quinlin                                                                      Number Of                     Total
                                                                                   ACCOUNTS                 ASSETS ($MIL)
registered investment companies: .......................                              1                        $380.3
                                                                            -----------------------    ------------------------
                                                                            -----------------------    ------------------------
other pooled investment vehicles:.......................                              6                        $321.8
                                                                            -----------------------    ------------------------
                                                                            -----------------------    ------------------------
other accounts:.........................................                              6                        $111.2
                                                                            -----------------------    ------------------------


PLEASE DELETE THE SECTION ON PAGE 79 ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/FRANKLIN TEMPLETON INCOME FUND" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/FRANKLIN TEMPLETON INCOME FUND

------------------------------- ----------------- ------------------ ------------------ ------------------
SECURITY OWNERSHIP OF           Edward D. Perks      Charles B.       Alex W. Peters,         Matt
PORTFOLIO MANAGERS                                     Johnson              CFA              Quinlin
------------------------------- ----------------- ------------------ ------------------ ------------------
------------------------------- ----------------- ------------------ ------------------ ------------------
None                                   X                  X                  X                  X
------------------------------- ----------------- ------------------ ------------------ ------------------
------------------------------- ----------------- ------------------ ------------------ ------------------
$1-$10,000
------------------------------- ----------------- ------------------ ------------------ ------------------
------------------------------- ----------------- ------------------ ------------------ ------------------
$10,001-$50,000
------------------------------- ----------------- ------------------ ------------------ ------------------
------------------------------- ----------------- ------------------ ------------------ ------------------
$50,001-$100,000
------------------------------- ----------------- ------------------ ------------------ ------------------
------------------------------- ----------------- ------------------ ------------------ ------------------
$100,001-$500,000
------------------------------- ----------------- ------------------ ------------------ ------------------
------------------------------- ----------------- ------------------ ------------------ ------------------
$500,001-$1,000,000
------------------------------- ----------------- ------------------ ------------------ ------------------
------------------------------- ----------------- ------------------ ------------------ ------------------
Over $1,000,000
------------------------------- ----------------- ------------------ ------------------ ------------------




This Supplement is dated October 5, 2009.

(To be used with V3180 04/09 and V3180PROXY 04/09.)

                                                                   CMX4343 10/09